Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Summary of fair value of plan assets
The proportions of the total fair value of assets in the pension plans for each asset class at the balance sheet date were:

	2022		2021
Equities	18.0%		17.6%
– Quoted		12.3%		13.4%
– Private		5.7%		4.2%
Bonds	58.1%		60.2%
– Government fixed income		24.6%		23.2%
– Government inflation-linked		5.0%		9.5%
– Corporate and other publicly quoted		19.6%		20.6%
– Private		8.9%		6.9%
Property	10.0%		7.9%
– Quoted property funds		2.9%		3.4%
– Unquoted property funds		7.1%		4.5%
Qualifying insurance policies	9.7%		10.5%
Cash & other	4.2%		3.8%
Total	100.0%		100.0%

Summary of maturity of defined benefit obligations
An approximate analysis of the maturity of the obligations is given in the table below:

	Pension benefits	Other benefits	2022 Total	2021 Total	2020 Total
Proportion relating to current employees	19%	16%	18%	20%	21%
Proportion relating to former employees not yet retired	9%	0%	9%	11%	11%
Proportion relating to retirees	72%	84%	73%	69%	68%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	11.4	11.3	11.4	13.8	14.3
Most of the Group’s defined benefit pension plans are closed to new entrants, therefore the carrying value of the Group’s post-employment obligations is less sensitive to assumptions about future salary increases than to other assumptions such as future inflation.

Summary of geographical distribution of defined benefit obligations
An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2022 Total	2021 Total	2020 Total
Canada	59%	48%	58%	55%	53%
UK	25%	1%	24%	28%	28%
US	8%	48%	10%	10%	10%
Switzerland	6%	0%	6%	5%	5%
Other	2%	3%	2%	2%	4%
Total	100%	100%	100%	100%	100%

Summary of total expense recognised in the income statement
Total expense recognised in the income statement

	Pension benefits US$m	Other benefits US$m	2022 Total US$m	2021 Total US$m	2020 Total US$m
Current employer service cost for defined benefit plans	(136)	(7)	(143)	(167)	(137)
Past service cost	—	—	—	(2)	(2)
Settlement losses	—	—	—	(3)	(1)
Net interest on net defined benefit liability	(12)	(24)	(36)	(52)	(49)
Non-investment expenses paid from the plans	(13)	—	(13)	(15)	(16)
Total defined benefit expense	(161)	(31)	(192)	(239)	(205)
Current employer service cost for defined contribution and industry-wide plans	(365)	(2)	(367)	(315)	(264)
Total expense recognised in the income statement	(526)	(33)	(559)	(554)	(469)

Summary of total amount recognised in other comprehensive income before tax	Total amount recognised in other comprehensive income before tax

	2022 US$m	2021 US$m	2020 US$m
Actuarial gains/(losses)	3,410	655	(1,242)
Loss on application of asset ceiling	(1)	—	—
Return on assets, net of interest on assets	(2,831)	371	768
Re-measurement gains/(losses) on pension and post-retirement healthcare plans	578	1,026	(474)

Summary of amount recognised in balance sheet	The following amounts were measured in accordance with IAS 19 at 31 December:

	Pension benefits US$m	Other benefits US$m	2022 Total US$m	2021 Total US$m
Total fair value of plan assets	10,708	—	10,708	14,700
Present value of obligations – funded	(10,226)	—	(10,226)	(14,462)
Present value of obligations – unfunded	(329)	(622)	(951)	(1,266)
Present value of obligations – total	(10,555)	(622)	(11,177)	(15,728)
Effect of asset ceiling	(1)	—	(1)	—
Net surplus/(deficit) to be shown in the balance sheet	152	(622)	(470)	(1,028)
Comprising:
– Deficits	(672)	(622)	(1,294)	(2,098)
– Surpluses	824	—	824	1,070
Net surplus/(deficit) on pension plans	152	—	152	(194)
Unfunded post-retirement healthcare obligation	—	(622)	(622)	(834)

Summary of funding policy and contributions to plans	The Group reviews the funding position of its pension plans on a regular basis and considers whether to provide funding above the minimum level required in each country. In Canada and the US the minimum level is prescribed by legislation. In the UK and Switzerland the minimum level is negotiated with the local trustee in accordance with the funding guidance issued by the local regulators. In deciding whether to provide funding above the minimum level, we consider other possible uses of cash elsewhere, the local sponsoring entity’s tax situation and any strategic advantage we might obtain. The Group does not generally pre-fund post-retirement healthcare arrangements.

	Pension benefits US$m	Other benefits US$m	2022 Total US$m	2021 Total US$m	2020 Total US$m
Contributions to defined benefit plans	171	40	211	464	201
Contributions to defined contribution plans	361	2	363	311	261
Total	532	42	574	775	462

Summary of movement in net defined benefit liability
A summary of the movement in the net defined benefit liability is shown in the first table below. The subsequent tables provide a more detailed analysis of the movements in the present value of the obligations and the fair value of assets.

	Pension benefits US$m	Other benefits US$m	2022 Total US$m	2021 Total US$m
Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(194)	(834)	(1,028)	(2,273)
Amounts recognised in income statement	(161)	(31)	(192)	(239)
Amounts recognised in other comprehensive income	397	181	578	1,026
Employer contributions	171	40	211	464
Assets transferred to defined contribution section	(4)	—	(4)	(4)
Currency exchange rate (losses)/gains	(57)	22	(35)	(2)
Net defined benefit surplus/(liability) at the end of the year	152	(622)	(470)	(1,028)

	Pension benefits US$m	Other benefits US$m	2022 Total US$m	2021 Total US$m
Change in present value of obligation
Present value of obligation at the start of the year	(14,894)	(834)	(15,728)	(17,178)
Current employer service costs	(136)	(7)	(143)	(167)
Past service cost	—	—	—	(2)
Settlements	—	—	—	380
Interest on obligation	(346)	(24)	(370)	(328)
Contributions by plan participants	(20)	—	(20)	(22)
Benefits paid	743	40	783	837
Experience (losses)/gains	(177)	7	(170)	89
Changes in financial assumptions gains	3,390	173	3,563	521
Changes in demographic assumptions gains	16	1	17	45
Currency exchange rate gains	869	22	891	97
Present value of obligation at the end of the year	(10,555)	(622)	(11,177)	(15,728)

	Pension benefits US$m	Other benefits US$m	2022 Total US$m	2021 Total US$m
Change in plan assets
Fair value of plan assets at the start of the year	14,700	—	14,700	14,905
Settlements	—	—	—	(383)
Interest on assets	334	—	334	276
Contributions by plan participants	20	—	20	22
Contributions by employer	171	40	211	464
Benefits paid	(743)	(40)	(783)	(837)
Non-investment expenses	(13)	—	(13)	(15)
Return on plan assets, net of interest on assets	(2,831)	—	(2,831)	371
Assets transferred to defined contribution section	(4)	—	(4)	(4)
Currency exchange rate losses	(926)	—	(926)	(99)
Fair value of plan assets at the end of the year	10,708	—	10,708	14,700

Summary of main assumptions rate for valuations of plans and sensitivity analysis

	Canada	UK	US	Switzerland
At 31 December 2022
Discount rate	5.0%	4.9%	5.3%	2.3%
Long-term inflation(a)	2.1%	3.3%	2.4%	1.2%
Rate of increase in pensions	0.5%	2.8%	—%	3.4%
At 31 December 2021
Discount rate	2.9%	1.9%	2.8%	0.3%
Long-term inflation(a)	1.9%	3.4%	2.4%	0.9%
Rate of increase in pensions	0.3%	2.9%	—%	1.8%
(a)The long-term inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2022 was 2.7% (2021: 2.7%).

		2022		2021
		Approximate (increase)/decrease in obligations		Approximate (increase)/ decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m
Discount rate	Increase of 0.5 percentage points	483	32	854	51
	Decrease of 0.5 percentage points	(510)	(34)	(915)	(55)
Long-term inflation	Increase of 0.5 percentage points	(174)	(10)	(393)	(14)
	Decrease of 0.5 percentage points	168	9	374	13
Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	241	8	441	15
	Participants assumed to have the mortality rates of individuals who are one year younger	(241)	(8)	(441)	(15)